Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Opportunities Fund - Fidelity Series Emerging Markets Opportunities Fund
Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	3.35%
Annual Return 2014	(4.30%)
Annual Return 2015	(12.74%)
Annual Return 2016	10.95%
Annual Return 2017	40.44%
Annual Return 2018	(16.09%)
Annual Return 2019	28.85%
Annual Return 2020	24.72%
Annual Return 2021	(5.11%)
Annual Return 2022	(23.95%)